Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	IBEX Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38442
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1717 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 825
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	580-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value of $0.000111650536
Trading Symbol	IBEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001720420